Investments in Associates - Narrative (a) (Details) - ZAR (R) R in Millions	Feb. 27, 2008	Jun. 30, 2025	Jun. 30, 2024
Disclosure of associates [line items]
Investments in associates		R 197	R 165
Pamodzi
Disclosure of associates [line items]
Ownership interest (as a percent)	32.40%
Investments in associates	R 345